Condensed Consolidated Balance Sheet (Unaudited) (Parentheticals)	Sep. 30, 2021 $ / shares shares
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Preference shares, shares authorized	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Shares subject to possible redemption	38,259,457
Shares subject to possible redemption per share (in Dollars per share) | $ / shares	$ 10
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Ordinary shares, shares authorized	50,000,000
Ordinary shares, shares issued	9,564,864
Ordinary shares, shares outstanding	9,564,864